Sale of Management & Consolidation/Deconsolidation of Navios Containers - Gain on Sale (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Cash consideration			$ 3,000
Less: Transaction fees			(1,088)
Proceeds received			1,912
Net liabilities derecognized			158,795
Loan payable to NSM assumed	$ 0	$ 0	(141,795)
Book value of general partner interest in Navios Partners			(3,212)
Book value of Other fixed assets			(6,213)
Lease liability, net			315
Increase in operating capital			7,890
Gain on sale			$ 9,802